Schedule of Income Tax Provision (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Current - Federal
Current - State	1,122	4,413
Deferred - Federal
Deferred - State
Income Tax Provision/(Benefit)	$ 1,122	$ 4,413